Income Taxes (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Operating loss carryforwards					$ 84,000
Statutory rate percentage			21.00%
Income Tax Expense (Benefit)	$ 39	$ 21	$ 39	$ 66	$ 94	$ 80